Investments - Summary of investment (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Investments in joint ventures and associates	£ 178	£ 159	£ 105
Venture capital investments	97	127
Investments	£ 275	£ 286